PROVISIONS, CONTINGENCIES AND COMMITMENTS	6 Months Ended
Jun. 29, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS, CONTINGENCIES AND COMMITMENTS
PROVISIONS, COMMITMENTS AND CONTINGENCIES
The following table summarises the movement of provisions for the periods presented:

	Restructuring Provision	Other Provisions(A)	Total
	€ million	€ million	€ million
Balance as at 31 December 2017	216	26	242
Charged/(credited) to profit or loss:
Additional provisions recognised	74	—	74
Unused amounts reversed	(8)	—	(8)
Utilised during the period	(101)	(1)	(102)
Balance as at 29 June 2018	181	25	206
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(A)	Other provisions primarily relate to decommissioning provisions, property tax assessment provisions and legal reserves and are not considered material to these financial statements.

During the six months ended 29 June 2018, the Group recorded provisions totalling €74 million in connection with restructuring activities. The restructuring activities were related to the CCEP Integration and Synergy programme, supply chain site consolidation in Great Britain and other restructuring programmes.
Commitments
There have been no significant changes in commitments since 31 December 2017. Refer to Note 21 of the 2017 Consolidated Financial Statements for further details about the Group’s commitments.
Contingencies
There have been no significant changes in contingencies since 31 December 2017. Refer to Note 21 of the 2017 Consolidated Financial Statements for further details about the Group’s commitments.